61889 6/00
Prospectus Supplement
dated June 5, 2000 to:
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PUTNAM WORLDIDE EQUITY FUND
Prospectus dated February 29, 2000

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Manager                  Since   Experience

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Roland W. Gillis         1998    1995-present             Putnam Management
Managing Director                prior to March 1995      Keystone Custodian
                                                          Funds, Inc.
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Robert Swift             1999    1995 - present           Putnam Management
Managing Director                prior to August 1995     IAI International/
                                                          Hill Samuel
                                                          Investment Advisors
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Stephen Dexter           2000    1999 - present           Putnam Management
Senior Vice President            prior to June 1999       Scudder Kemper Inc.
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